Capital Stock	6 Months Ended	12 Months Ended
	Mar. 31, 2014	Sep. 30, 2013
Capital Stock [Text Block]
Note 7	Capital Stock

On May 24, 2006, the board of directors approved a six (6) for one (1) forward split of the authorized issued and outstanding common stock. The Company’s authorized capital increased from 25,000,000 shares of common stock to 150,000,000 shares of common stock.

On September 24, 2007, the Company issued 222,222 common shares at $3.60 per share for a total of $800,000 for research and development expenses. The common shares were recorded based upon the quoted market price of the Company’s common stock on the agreement date.

On September 25, 2007, the Company settled a loan payable in the amount of $333,000 by issuing 92,500 common shares at $3.60 per share, being the quoted market price of the Company’s common stock on the settlement date.

On December 10, 2007, the Company issued 150,000 units at $3.50 per unit for proceeds of $525,000. Each unit consisted of one common share and one common share purchase warrant entitling the holder to purchase an additional common share at $5.00 per share until December 10, 2009.

On December 18, 2007, the Company issued 10,000 shares at $4.50 per share for a total of $45,000 pursuant to an agreement to settle a debt and issued 50,000 shares at $3.86 per share for a total of $193,000 pursuant to a consulting agreement. The Company recorded compensation expense of $65,000 in respect of these issuances based on the excess of the fair value of these shares over the balances at which they were recorded by the Company.

On May 15, 2008, the Company issued 65,000 common shares at $5.24 per share for a total of $340,600 to its former CEO in accordance with the terms of a severance agreement upon the termination of his services. The common shares were recorded based upon the quoted market price of the Company’s common stock on the agreement date.

On August 19, 2008, the Company issued 25,000 common shares at $5.07 per share for a total of $126,750 to a director of the Company pursuant to an agreement to provide consulting services. The common shares were recorded based upon the quoted market price of the Company’s common stock on the agreement date.

On August 19, 2008, the Company issued 142,698 units at $4.25 per unit for proceeds of $606,467 pursuant to private placement agreements. Each unit consisted of one common share and one common share purchase warrant entitling the holder to purchase an additional common share at $5.00 per share until August 19, 2009.

On November 20, 2008, the Company issued 25,000 common shares at $2.63 per share for a total of $65,750 to a director of the Company pursuant to an agreement to provide consulting services. The common shares were recorded based upon the quoted market price of the Company’s common stock on the issuance date.

On February 20, 2009, the Company issued 25,000 common shares at $2.50 per share for a total of $62,500 to a director of the Company pursuant to an agreement to provide consulting services. The common shares were recorded based upon the quoted market price of the Company’s common stock on the issuance date.

On March 6, 2009, the Company issued 89,148 units at $2.25 per unit for proceeds of $200,583 pursuant to private placement agreements. Each unit consisted of one common share and one common share purchase warrant entitling the holder to purchase an additional common share at $4.00 per share until March 6, 2010.

On March 20, 2009, the Company issued 10,800 units at $2.25 per unit for proceeds of $24,300 pursuant to private placement agreements. Each unit consisted of one common share and one common share purchase warrant entitling the holder to purchase an additional common share at $4.00 per share until March 20, 2010.

On March 20, 2009, the Company issued 2,500 common shares at $2.00 per share for a total of $5,000 to a public relations consultant pursuant to an agreement to provide consulting services. The common shares were recorded based upon the quoted market price of the Company’s common stock on the issuance date.

On May 14, 2009, the Company entered into a revised consulting agreement with a director whereby the consultant returned 75,000 common shares to the Company for cancellation. The return of shares was recorded in the same amount at which they were originally issued.

On June 11, 2009 the Company issued 36,000 units at $2.25 per unit for proceeds of $81,000 pursuant to private placement agreements. Each unit consisted of one common share and one common share purchase warrant entitling the holder to purchase an additional common share at $4.00 per share until June 11, 2010. The Company paid finder’s fees in the amount of $8,100 in relation to this private placement.

On June 11, 2009 the Company issued 29,227 common shares at $2.25 per share for service rendered by consultants. The common shares were recorded based upon the fair value of the Company’s common stock on the issuance date of the shares.

On June 19, 2009, the Company issued 495,556 units at $2.25 per unit for total proceeds of $1,115,000 pursuant to private placement agreements. Each unit consisted of one common share and one and one-half of a common share purchase warrant entitling the holder to purchase additional common shares at $2.25 per share until June 19, 2011.

On June 26, 2009, the Company issued 22,222 common shares at $2.51 per share for finder’s fees related to the issuance of a $500,000 note payable. The common shares were recorded based upon the quoted market price of the Company’s common stock on the issue date.

On August 19, 2009, the Company issued 128,888 units at $2.25 per unit for total proceeds of $289,998. Of these placements, 40,000 units consisted of one common share and one share purchase warrant entitling the holder to purchase an additional common share at $4.00 per share until July 9, 2010 and 88,888 Units consisted of one common share and one and one- eighth share purchase warrant entitling the holder to purchase an additional common shares at $2.25 per share until August 4, 2011. The Company paid finders’ fees totalling $19,000 in relation to these private placements.

On October 2, 2009 the Company issued 266,666 units at $2.25 per unit for proceeds of $600,000 pursuant to private placement agreements. Each unit consisted of one common share and one and one-eighth common share purchase warrant entitling the holder to purchase an additional common shares at $2.25 per share until October 2, 2011. The Company had received $300,000 of this amount in the year ended September 30, 2010.

On February 2, 2010 the Company issued 49,505 common shares of the Company, at their fair value of $2.02 per share pursuant to an agreement with a former officer to settle an outstanding amount owed.

On April 9, 2010, the Company issued 92,499 units at $2.60 per unit for proceeds of $240,498 pursuant to private placement agreements. Each unit consisted of one common share and one-half common share purchase warrant entitling the holder to purchase additional common shares at $3.50 per share until April 9, 2011.

On April 30, 2010, the Company issued 9,825 common shares of the Company, at $2.85 per share as consideration for terminating a consulting agreement and for services rendered under the agreement. The common shares were recorded based upon the quoted market price of the Company’s common stock on the date of the termination of the agreement.

On June 29, 2010, the Company issued 941,000 units at $2.50 per unit for total proceeds of $2,352,500 pursuant to private placement agreements. Each unit consisted of one common share and one-half of a common share purchase warrant entitling the holder to purchase additional common shares at $3.50 per share until December 29, 2011.

On July 5, 2010, the Company issued 400,000 units in settlement of $1,000,000 owing to a creditor. Each unit consisted of one common share and one-half common share purchase warrant entitling the holder to purchase additional common shares at 3.50 per share until January 5, 2012. The fair value of the units issued was determined to be $1,444,000 on the date they were issued and thus the Company recorded a loss on settlement of accounts payable of $444,000 with a corresponding credit to additional paid-in capital of the same amount on date of issuance. The fair value of the shares included in the units was determined with reference to their quoted market price and the value of the warrants was determined using the Black-Scholes model with the following assumptions: exercise price - $3.50, stock price - $3.15, expected volatility – 68.45%, expected life – 1.5 years, dividend yield – 0.00%.

On September 3, 2010, the Company issued 163,000 units at $2.75 per unit for proceeds of $448,250 pursuant to private placement agreements. Each unit consisted of one common share and one-half common share purchase warrant entitling the holder to purchase additional common shares at $3.75 per share until March 3, 2012.

On September 3, 2010, the Company issued 9,000 units at $2.75 per unit for finder’s fees related to the private placement of the same date. Each unit consisted of one common share and one-half common share purchase warrant entitling the holder to purchase additional common shares at $3.75 per share until March 3, 2012.

On September 30, 2010, the Company issued 510,638 common shares at $2.35 per share pursuant to the terms of a convertible note payable.

On September 30, 2010, the Company issued 82,310 units at $2.25 per unit pursuant to the terms of convertible notes payable. Each unit consisted of one common share and one-half common share purchase warrant entitling the holder to purchase additional common shares at $3.50 per share until September 30, 2011.

On September 30, 2010, the Company issued 245,748 units at $2.25 per unit pursuant to the terms of convertible notes payable. Each unit consisted of one common share and one common share purchase warrant entitling the holder to purchase additional common shares at $3.00 per share until September 30, 2012.

On November 18, 2010, the Company issued 393,846 units at $2.75 per unit for proceeds of $1,083,075 pursuant to a private placement agreement. Each unit consisted of one common share and one-half common share purchase warrant entitling the holder to purchase additional common shares at $4.50 per share until May 18, 2012. The Company paid a finder’s fee totalling $65,363 in respect of this private placement.

On November 18, 2010, the Company issued 3,636 units at $2.75 per unit for finder’s fees related to the private placement of the same date. Each unit consisted of one common share and one-half common share purchase warrant entitling the holder to purchase additional common shares at $4.50 per share until May 18, 2012.

On November 18, 2010, the Company issued 853,075 units in the conversion of two notes payable originally convertible at $2.50. The Company recorded debt conversion expense of $504,160, related to the fair value of the additional units issued as a result of converting at the lower conversion price. Each unit consisted of one common share and one common share purchase warrant entitling the holder to purchase additional common shares at $3.00 per share until November 18, 2012. The fair value of the shares included in the units was determined with reference to their quoted market price and the value of the warrants was determined using the Black-Scholes model with the following assumptions: exercise price - $3.00, stock price - $4.12, expected volatility – 78.33%, expected life – 2.0 years, dividend yield – 0.00%, risk-free rate – 0.52%.

On November 18, 2010, the Company issued 145,063 shares of common stock at their fair value of $4.12 per share based on their quoted market price pursuant to settling non- convertible interest bearing notes payable outstanding in the amount of $398,922, including accrued interest of $26,032. The Company recorded a loss on settlement of debt of $198,738 based on the difference between the carrying value of the debt settled and the fair value of the shares issued.

On November 18, 2010, the Company issued 181,818 shares of common stock at their fair value of $4.12 per share based on the quoted value of units issued in a private placement on the same date to one creditor in settlement of $500,000 of debt owing. The Company recorded a loss on settlement of accounts payable of $249,090 based on the difference of the carrying value of the account payable and the fair value of the shares issued.

On November 25, 2010, the Company issued 29,851 units at $3.35 per unit for proceeds of $100,000 pursuant to a private placement agreement. Each unit consisted of one common share and one-half common share purchase warrant entitling the holder to purchase additional common shares at $4.50 per share until November 25, 2012.

On November 25, 2010, the Company issued 2,985 units at $3.35 per unit for finder’s fees related to the private placement of the same date. Each unit consisted of one common share and one-half common share purchase warrant entitling the holder to purchase additional common shares at $4.50 per share until November 25, 2012.

On February 1, 2011, the Company issued 61,014 units at $3.75 per unit for proceeds of $228,800 pursuant to a private placement agreement. Each unit consisted of one common share and one-half common share purchase warrant entitling the holder to purchase additional common shares at $5.25 per share until August 1, 2012.

On May 3, 2011, the Company issued 33,334 units at $3.00 per unit for proceeds of $100,000 pursuant to a private placement agreement. Each unit consisted of one common share and one-half common share purchase warrant entitling the holder to purchase additional common shares at $4.00 per share until April 20, 2013.

On June 19, 2011, the Company issued 700,000 common shares at $2.25 per share for proceeds of $1,575,000 pursuant to the exercise of warrants.

On September 26, 2011, the Company issued 650,000 units in settlement of $975,000 of debt owing. Each unit consisted of one common share and one-half common share purchase warrant entitling the holder to purchase additional common shares at $2.00 per share until September 26, 2012. The Company recorded a loss on settlement of accounts payable in the amount of $84,963 based on the fair value of shares being $975,000 at their issuance and the fair value of the warrants determined to be $84,963. The fair value of the shares included in the units was determined with reference to their quoted market price and the value of the warrants was determined using the Black-Scholes model with the following assumptions: exercise price - $2.00, stock price - $1.50, expected volatility – 69%, expected life – 1.0 years, dividend yield – 0.00%, risk-free interest rate – 0.10%.

On December 6, 2011, the Company issued 615,600 units at $1.25 per unit for proceeds of $769,500 pursuant to private placement agreements. Each unit consisted of one common share and one-half common share purchase warrant entitling the holder to purchase additional common shares at $2.00 per share until December 6, 2012. The Company paid finder’s fees of $77,000 in connection with this private placement.

On February 9, 2012 the Company issued 8,000 units for service rendered by a director and officer of the Company. Each unit consisted of one common share and one-half common share purchase warrant entitling the holder to purchase additional common shares at $2.00 per share until February 9, 2013. The fair value of the units issued was determined to be $15,896 on the date they were issued and the Company recorded consulting fees of $15,896 on the statement of operations for the year ended September 30, 2012. The fair value of the shares included in the units was determined with reference to their quoted market price and the value of the warrants was determined using the Black-Scholes model with the following assumptions: exercise price - $2.00, stock price - $1.74, expected volatility – 84.88%, expected life – 1.0 years, risk free interest rate – 0.15%, dividend yield – 0.00%.

On February 9, 2012, the Company issued 270,000 units at $1.25 per unit for proceeds of $337,500 pursuant to private placement agreements. Each unit consisted of one common share and one-half common share purchase warrant entitling the holder to purchase additional common shares at $2.00 per share until February 9, 2013. The Company paid a finder’s fee of $33,750 in connection with this private placement. During the six months ended March 31, 2014, the Company recorded a recovery of $25,150 in respect of these finder’s fees, which has been recorded as additional paid in capital.

On May 31, 2012, the Company issued 2,700,513 units in settlement of $1,297,889 in promissory notes and $52,367 of accrued interest on these notes, which was included in accounts payable and accrued liabilities Each unit consisted of one common share and one common share purchase warrant entitling the holder to purchase additional common shares at $0.75 per share until November 30, 2013.

On June 26, 2012, the Company agreed to issue 75,000 common shares to the former president of the Company for past services and in final settlement of a consulting agreement dated February 1, 2007. These shares were issued on July 12, 2012.

On July 5, 2013, the Company issued 4,208,910 units in settlement of $549,000 in promissory notes, $26,058 of accrued interest on these notes, which was included in accounts payable and accrued liabilities, and $1,108,506 in other accounts payable and accrued liabilities. Each unit consisted of one common share and one common share purchase warrant entitling the holder to purchase additional common shares at $0.75 per share until July 5, 2018.

On July 5, 2013, the Company issued 2,196,133 units at $0.40 per unit for gross proceeds of $878,453 pursuant to private placement agreements. Each unit consisted of one common share and one common share purchase warrant entitling the holder to purchase additional common shares at $0.75 per share until July 5, 2018. The Company paid finder’s fees of $89,680 and issued warrants to purchase 43,923 shares of common stock at $0.75 per share until July 5, 2018 in connection with this private placement. In addition, the Company incurred share issuance costs of $16,494.

All of the 6,448,966 warrant agreements issued on July 5, 2013 contain a contingent call provision whereby the Company may have the option to call for cancellation all or any portion of the warrants for consideration equal to $0.001 per share, provided the quoted market price of the Company’s common stock exceeds $1.50 for a period of twenty consecutive trading days, subject to certain minimum volume restrictions and other restrictions as provided in the warrant agreements.

On February 24, 2014, the Company issued 120,000 units at $0.50 per unit for gross proceeds of $60,000, which was received during the year ended September 30, 2013. Each unit consisted of one common share and one common share purchase warrant entitling the holder to purchase additional common shares at $1.00 per share for a period of five years from the date of issuance.

On February 24, 2014, the Company issued 500,000 units at $0.30 per unit for gross proceeds of $150,000. Each unit consisted of one common share and one common share purchase warrant entitling the holder to purchase additional common shares at $0.75 per share for a period of five years from the date of issuance.

Common stock to be issued

On February 28, 2014, the Company received $30,000 in share subscriptions in respect of the issuance of 100,000 units at $0.30 per unit. Each unit consisted of one common share and one common share purchase warrant entitling the holder to purchase additional common shares at $0.75 per share for a period of five years from the date of issuance.

Note 6	Capital Stock

On May 24, 2006, the board of directors approved a six (6) for one (1) forward split of the authorized issued and outstanding common stock. The Company’s authorized capital increased from 25,000,000 shares of common stock to 150,000,000 shares of common stock.

On September 24, 2007, the Company issued 222,222 common shares at $3.60 per share for a total of $800,000 for research and development expenses. The common shares were recorded based upon the quoted market price of the Company’s common stock on the agreement date.

On September 25, 2007, the Company settled a loan payable in the amount of $333,000 by issuing 92,500 common shares at $3.60 per share, being the quoted market price of the Company’s common stock on the settlement date.

On December 10, 2007, the Company issued 150,000 units at $3.50 per unit for proceeds of $525,000. Each unit consisted of one common share and one common share purchase warrant entitling the holder to purchase an additional common share at $5.00 per share until December 10, 2009.

On December 18, 2007, the Company issued 10,000 shares at $4.50 per share for a total of $45,000 pursuant to an agreement to settle a debt and issued 50,000 shares at $3.86 per share for a total of $193,000 pursuant to a consulting agreement. The Company recorded compensation expense of $65,000 in respect of these issuances based on the excess of the fair value of these shares over the balances at which they were recorded by the Company.

On May 15, 2008, the Company issued 65,000 common shares at $5.24 per share for a total of $340,600 to its former CEO in accordance with the terms of a severance agreement upon the termination of his services. The common shares were recorded based upon the quoted market price of the Company’s common stock on the agreement date.

On August 19, 2008, the Company issued 25,000 common shares at $5.07 per share for a total of $126,750 to a director of the Company pursuant to an agreement to provide consulting services. The common shares were recorded based upon the quoted market price of the Company’s common stock on the agreement date.

On August 19, 2008, the Company issued 142,698 units at $4.25 per unit for proceeds of $606,467 pursuant to private placement agreements. Each unit consisted of one common share and one common share purchase warrant entitling the holder to purchase an additional common share at $5.00 per share until August 19, 2009.

On November 20, 2008, the Company issued 25,000 common shares at $2.63 per share for a total of $65,750 to a director of the Company pursuant to an agreement to provide consulting services. The common shares were recorded based upon the quoted market price of the Company’s common stock on the issuance date.

On February 20, 2009, the Company issued 25,000 common shares at $2.50 per share for a total of $62,500 to a director of the Company pursuant to an agreement to provide consulting services. The common shares were recorded based upon the quoted market price of the Company’s common stock on the issuance date.

On March 6, 2009, the Company issued 89,148 units at $2.25 per unit for proceeds of $200,583 pursuant to private placement agreements. Each unit consisted of one common share and one common share purchase warrant entitling the holder to purchase an additional common share at $4.00 per share until March 6, 2010.

On March 20, 2009, the Company issued 10,800 units at $2.25 per unit for proceeds of $24,300 pursuant to private placement agreements. Each unit consisted of one common share and one common share purchase warrant entitling the holder to purchase an additional common share at $4.00 per share until March 20, 2010.

On March 20, 2009, the Company issued 2,500 common shares at $2.00 per share for a total of $5,000 to a public relations consultant pursuant to an agreement to provide consulting services. The common shares were recorded based upon the quoted market price of the Company’s common stock on the issuance date.

On May 14, 2009, the Company entered into a revised consulting agreement with a director whereby the consultant returned 75,000 common shares to the Company for cancellation. The return of shares was recorded in the same amount at which they were originally issued. On June 11, 2009 the Company issued 36,000 units at $2.25 per unit for proceeds of $81,000 pursuant to private placement agreements. Each unit consisted of one common share and one common share purchase warrant entitling the holder to purchase an additional common share at $4.00 per share until June 11, 2010. The Company paid finders’ fees in the amount of $8,100 in relation to this private placement.

On June 11, 2009 the Company issued 29,227 common shares at $2.25 per share for service rendered by consultants. The common shares were recorded based upon the fair value of the Company’s common stock on the issuance date of the shares.

On June 19, 2009, the Company issued 495,556 units at $2.25 per unit for total proceeds of $1,115,000 pursuant to private placement agreements. Each unit consisted of one common share and one and one-half of a common share purchase warrant entitling the holder to purchase additional common shares at $2.25 per share until June 19, 2011.

On June 26, 2009, the Company issued 22,222 common shares at $2.51 per share for finder’s fees related to the issuance of a $500,000 note payable. The common shares were recorded based upon the quoted market price of the Company’s common stock on the issue date.

On August 19, 2009, the Company issued 128,888 units at $2.25 per unit for total proceeds of $289,998. Of these placements, 40,000 units consisted of one common share and one share purchase warrant entitling the holder to purchase an additional common share at $4.00 per share until July 9, 2010 and 88,888 Units consisted of one common share and one and one- eighth share purchase warrant entitling the holder to purchase an additional common shares at $2.25 per share until August 4, 2011. The Company paid finders’ fees totalling $19,000 in respect of these private placements.

On October 2, 2009 the Company issued 266,666 units at $2.25 per unit for proceeds of $600,000 pursuant to private placement agreements. Each unit consisted of one common share and one and one-eighth common share purchase warrant entitling the holder to purchase an additional common shares at $2.25 per share until October 2, 2011. The Company had received $300,000 of this amount in the year ended September 30, 2010.

On February 2, 2010 the Company issued 49,505 common shares of the Company, at their fair value of $2.02 per share pursuant to an agreement with a former officer to settle an outstanding amount owed.

On April 9, 2010, the Company issued 92,499 units at $2.60 per unit for proceeds of $240,498 pursuant to private placement agreements. Each unit consisted of one common share and one-half common share purchase warrant entitling the holder to purchase additional common shares at $3.50 per share until April 9, 2011.

On April 30, 2010, the Company issued 9,825 common shares of the Company, at $2.85 per share as consideration for terminating a consulting agreement and for services rendered under the agreement. The common shares were recorded based upon the quoted market price of the Company’s common stock on the date of the termination of the agreement.

On June 29, 2010, the Company issued 941,000 units at $2.50 per unit for total proceeds of $2,352,500 pursuant to private placement agreements. Each unit consisted of one common share and one-half of a common share purchase warrant entitling the holder to purchase additional common shares at $3.50 per share until December 29, 2011.

On July 5, 2010, the Company issued 400,000 units in settlement of $1,000,000 owing to a creditor. Each unit consisted of one common share and one-half common share purchase warrant entitling the holder to purchase additional common shares at 3.50 per share until January 5, 2012. The fair value of the units issued was determined to be $1,444,000 on the date they were issued and thus the Company recorded a loss on settlement of accounts payable of $444,000 with a corresponding credit to additional paid-in capital of the same amount on date of issuance. The fair value of the shares included in the units was determined with reference to their quoted market price and the value of the warrants was determined using the Black-Scholes model with the following assumptions: exercise price - $3.50, stock price - $3.15, expected volatility – 68.45%, expected life – 1.5 years, dividend yield – 0.00%.

On September 3, 2010, the Company issued 163,000 units at $2.75 per unit for proceeds of $448,250 pursuant to private placement agreements. Each unit consisted of one common share and one-half common share purchase warrant entitling the holder to purchase additional common shares at $3.75 per share until March 3, 2012.

On September 3, 2010, the Company issued 9,000 units at $2.75 per unit for finder’s fees related to the private placement of the same date. Each unit consisted of one common share and one-half common share purchase warrant entitling the holder to purchase additional common shares at $3.75 per share until March 3, 2012.

On September 30, 2010, the Company issued 510,638 common shares at $2.35 per share pursuant to the terms of a convertible note payable.

On September 30, 2010, the Company issued 82,310 units at $2.25 per unit pursuant to the terms of convertible notes payable. Each unit consisted of one common share and one-half common share purchase warrant entitling the holder to purchase additional common shares at $3.50 per share until September 30, 2011.

On September 30, 2010, the Company issued 245,748 units at $2.25 per unit pursuant to the terms of convertible notes payable. Each unit consisted of one common share and one common share purchase warrant entitling the holder to purchase additional common shares at $3.00 per share until September 30, 2012.

On November 18, 2010, the Company issued 393,846 units at $2.75 per unit for proceeds of $1,083,075 pursuant to a private placement agreement. Each unit consisted of one common share and one-half common share purchase warrant entitling the holder to purchase additional common shares at $4.50 per share until May 18, 2012. The Company paid a finder’s fee totalling $65,363 in respect of this private placement.

On November 18, 2010, the Company issued 3,636 units at $2.75 per unit for finder’s fees related to the private placement of the same date. Each unit consisted of one common share and one-half common share purchase warrant entitling the holder to purchase additional common shares at $4.50 per share until May 18, 2012.

On November 18, 2010, the Company issued 853,075 units in the conversion of two notes payable originally convertible at $2.50. The Company recorded debt conversion expense of $504,160, related to the fair value of the additional units issued as a result of converting at the lower conversion price. Each unit consisted of one common share and one common share purchase warrant entitling the holder to purchase additional common shares at $3.00 per share until November 18, 2012. The fair value of the shares included in the units was determined with reference to their quoted market price and the value of the warrants was determined using the Black-Scholes model with the following assumptions: exercise price - $3.00, stock price - $4.12, expected volatility – 78.33%, expected life – 2.0 years, dividend yield – 0.00%, risk-free rate – 0.52%.

On November 18, 2010, the Company issued 145,063 shares of common stock at their fair value of $4.12 per share based on their quoted market price pursuant to settling non- convertible interest bearing notes payable outstanding in the amount of $398,922, including accrued interest of $26,032. The Company recorded a loss on settlement of debt of $198,738 based on the difference between the carrying value of the debt settled and the fair value of the shares issued.

On November 18, 2010, the Company issued 181,818 shares of common stock at their fair value of $4.12 per share based on the quoted value of units issued in a private placement on the same date to one creditor in settlement of $500,000 of debt owing. The Company recorded a loss on settlement of accounts payable of $249,090 based on the difference of the carrying value of the account payable and the fair value of the shares issued.

On November 25, 2010, the Company issued 29,851 units at $3.35 per unit for proceeds of $100,000 pursuant to a private placement agreement. Each unit consisted of one common share and one-half common share purchase warrant entitling the holder to purchase additional common shares at $4.50 per share until November 25, 2012.

On November 25, 2010, the Company issued 2,985 units at $3.35 per unit for finder’s fees related to the private placement of the same date. Each unit consisted of one common share and one-half common share purchase warrant entitling the holder to purchase additional common shares at $4.50 per share until November 25, 2012.

On February 1, 2011, the Company issued 61,014 units at $3.75 per unit for proceeds of $228,800 pursuant to a private placement agreement. Each unit consisted of one common share and one-half common share purchase warrant entitling the holder to purchase additional common shares at $5.25 per share until August 1, 2012.

On May 3, 2011, the Company issued 33,334 units at $3.00 per unit for proceeds of $100,000 pursuant to a private placement agreement. Each unit consisted of one common share and one-half common share purchase warrant entitling the holder to purchase additional common shares at $4.00 per share until April 20, 2013.

On June 19, 2011, the Company issued 700,000 common shares at $2.25 per share for proceeds of $1,575,000 pursuant to the exercise of warrants.

On September 26, 2011, the Company issued 650,000 units in settlement of $975,000 of debt owing. Each unit consisted of one common share and one-half common share purchase warrant entitling the holder to purchase additional common shares at $2.00 per share until September 26, 2012. The Company recorded a loss on settlement of accounts payable in the amount of $84,963 based on the fair value of shares being $975,000 at their issuance and the fair value of the warrants determined to be $84,963. The fair value of the shares included in the units was determined with reference to their quoted market price and the value of the warrants was determined using the Black-Scholes model with the following assumptions: exercise price - $2.00, stock price - $1.50, expected volatility – 69%, expected life – 1.0 years, dividend yield – 0.00%, risk-free interest rate – 0.10%.

On December 6, 2011, the Company issued 615,600 units at $1.25 per unit for proceeds of $769,500 pursuant to private placement agreements. Each unit consisted of one common share and one-half common share purchase warrant entitling the holder to purchase additional common shares at $2.00 per share until December 6, 2012. The Company paid finder’s fees of $77,000 in connection with this private placement.

On February 9, 2012 the Company issued 8,000 units for service rendered by a director and officer of the Company. Each unit consisted of one common share and one-half common share purchase warrant entitling the holder to purchase additional common shares at $2.00 per share until February 9, 2013. The fair value of the units issued was determined to be $15,896 on the date they were issued and the Company recorded consulting fees of $15,896 on the statement of operations for the year ended September 30, 2012. The fair value of the shares included in the units was determined with reference to their quoted market price and the value of the warrants was determined using the Black-Scholes model with the following assumptions: exercise price - $2.00, stock price - $1.74, expected volatility – 84.88%, expected life – 1.0 years, risk free interest rate – 0.15%, dividend yield – 0.00%.

On February 9, 2012, the Company issued 270,000 units at $1.25 per unit for proceeds of $337,500 pursuant to private placement agreements. Each unit consisted of one common share and one-half common share purchase warrant entitling the holder to purchase additional common shares at $2.00 per share until February 9, 2013. The Company paid a finder’s fee of $33,750 in connection with this private placement.

On May 31, 2012, the Company issued 2,700,513 units in settlement of $1,297,889 in promissory notes and $52,367 of accrued interest on these notes, which was included in accounts payable and accrued liabilities Each unit consisted of one common share and one common share purchase warrant entitling the holder to purchase additional common shares at $0.75 per share until November 30, 2013.

On June 26, 2012, the Company agreed to issue 75,000 common shares to the former president of the Company for past services and in final settlement of a consulting agreement dated February 1, 2007. These shares were issued on July 12, 2012.

On July 5, 2013, the Company issued 4,208,910 units in settlement of $549,000 in promissory notes, $26,058 of accrued interest on these notes, which was included in accounts payable and accrued liabilities, and $1,108,506 in other accounts payable and accrued liabilities. Each unit consisted of one common share and one common share purchase warrant entitling the holder to purchase additional common shares at $0.75 per share until July 5, 2018 (Note 5).

On July 5, 2013, the Company issued 2,196,133 units at $0.40 per unit for gross proceeds of $878,453 pursuant to private placement agreements. Each unit consisted of one common share and one common share purchase warrant entitling the holder to purchase additional common shares at $0.75 per share until July 5, 2018. The Company paid finder’s fees of $89,680 and issued warrants to purchase 43,923 shares of common stock at $0.75 per share until July 5, 2018 in connection with this private placement. In addition, the Company incurred share issuance costs of $16,494.

All of the 6,448,966 warrant agreements issued on July 5, 2013 contain the following provisions:

(i)

a full ratchet down adjustment to the exercise price such that in the event the Company, during the term of the warrants, issues common stock or common stock equivalents at a price per share lower than the exercise price of the warrants, the exercise price of the warrants will be adjusted to equal the price at which the new common stock or common stock equivalents are issued;

(ii)

a put option whereby in the event of certain fundamental transactions, as defined in the warrant agreements, the Company may be required to pay the Holder an amount of cash equal to the value of the warrant as determined in accordance with the Black Scholes option pricing model, for each warrant held by the Holder; and

(iii)

a contingent call provision whereby the Company may have the option to call for cancellation all of any portion of the warrants for consideration equal to $0.001 per share, provided the quoted market price of the Company’s common stock exceeds $1.50 for a period of twenty consecutive trading days, subject to certain minimum volume restrictions and other restrictions as provided in the warrant agreements.

Common stock to be issued

During the year ended September 30, 2013, the Company received $60,000 in share subscriptions in respect of the issuance of 120,000 units at $0.50 per unit. Each unit will consist of one common share and one common share purchase warrant entitling the holder to purchase additional common shares at $1.00 per share for a period of five years from the date of issuance.